LOANS PAYABLE	6 Months Ended
Jun. 30, 2023
LOANS PAYABLE

16. LOANS PAYABLE

As at	June 30, 2023	December 31, 2022
Opening balance	$86,571	$93,317
Fair value adjustment	-	(4,891)
Repayment of loans payable	(3,373)	(6,746)
Accretion expense	2,573	4,891
Ending balance	$85,771	$86,571

Which consists of:

	June 30, 2023	December 31, 2022
Current loans payable	$84,085	$81,512
Non-current loans payable	1,686	5,059
Ending balance	$85,771	$86,571

	Start Date	Maturity Date	Rate	Carrying Value June 30, 2023	Carrying Value December 31, 2022
CEBA	2020-05-19	2023-12-31	0%	$38,669	$37,383
CEBA	2021-04-23	2023-12-31	0%	38,669	37,383
Vehicle loan	2019-08-30	2024-09-11	6.99%	8,433	11,805
Total				$85,771	$86,571

The CEBA loans are unsecured, and the vehicle loan is secured by the vehicle.